Annual Operating Expenses - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
	Apr. 30, 2025
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.62%
VIP Dynamic Capital Appreciation Portfolio - Service Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.72%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	0.87%

[1]	A Adjusted to reflect current fees.